Employee Benefit - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Retirement Benefits [Abstract]
Contribution to defined contribution plan	¥ 348,559	¥ 339,200	¥ 332,402